Subsequent Events (Additional Information) (Details)							3 Months Ended			12 Months Ended
	Jul. 31, 2024 USD ($)	Mar. 11, 2024 USD ($)	Oct. 12, 2023 USD ($)	Jul. 20, 2023 USD ($) Workforce Role $ / shares shares	Jul. 19, 2023 USD ($)	Feb. 07, 2023 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 13, 2023 $ / shares
Subsequent Event [Line Items]
Debt Instrument, Covenant Description										(i) a minimum fixed charge coverage ratio (based on trailing twelve-month EBITDA adjusted for capital expenditures, taxes and certain other items) of 1.10:1.00l measured on a rolling four quarter basis provided that the minimum capital expenditure amount for purposes of calculating the fixed charge coverage ratio will increase by $175.0 thousand per quarter until it reaches $1.5 million, (ii) the addition of a maximum debt to capitalization ratio covenant, initially set at 0.60:1.00 for each quarter until December 31, 2023 and stepping down to 0.575:1.00 for each quarter until March 31, 2024 and 0.55:1.00 for each quarter until December 31, 2024 and thereafter, (iii) certain new EBITDA addbacks (and one historical EBITDA deduction in the amount of $1.4 million for the quarter ended September 30, 2022) and (iv) certain amendments to the conditions for permitted acquisitions and accordion increases.
Number of employees | Role				25
Percentage of workforce				4.00%
Estimated cash expenditures								$ 393,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares								359,214		842,872	3,533,627
Weighted Average Exercise Price, Granted | $ / shares								$ 1.26		$ 9.82	$ 10.5
Share-Based Payment Arrangement, Expense										$ 6,737,000	$ 5,116,000
Health Insurance Product Line
Subsequent Event [Line Items]
Share-Based Payment Arrangement, Expense					$ 125,000
Board of Directors Chairman
Subsequent Event [Line Items]
Base salary						$ 212,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares				4,000,000
Interim Chief Executive Officer [Member]
Subsequent Event [Line Items]
Base salary						$ 17,500
Fourth Amendment
Subsequent Event [Line Items]
Fiscal quarter ending September 30, 2023								$ 4,000,000
Minimum liquidity covenant									$ 15,000,000
Restricted Stock Units
Subsequent Event [Line Items]
Weighted average period								2 years 4 months 24 days		2 years 7 months 6 days
Share-Based Payment Arrangement, Expense										$ 5,285,000	$ 4,363,000
Forecast
Subsequent Event [Line Items]
Debt Instrument, Covenant Description			(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the Credit Agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the Term Loans are not made by certain dates prescribed in the Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Sponsorship payments	$ 20,000,000
Forecast | Fourth Amendment
Subsequent Event [Line Items]
Fiscal quarter ending September 30, 2023								$ 4,000,000
Fiscal quarter period ending December 31, 2023														$ 17,000,000
Fiscal quarter period ending March 31, 2024							$ 27,000,000
Fiscal quarter period ending June 30, 2024													$ 34,000,000
Thereafter												$ 35,000,000
Minimum liquidity covenant			$ 25,000,000
Line of credit facility covenant aggregate appraised value			60,000,000
Debt instrument, periodic payment			$ 20,000,000
Forecast | Fourth Amendment | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Debt instrument, interest rate			3.00%
Forecast | Fourth Amendment | Alternate Base Rate [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate			2.00%
Forecast | Fourth Amendment | March 31, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			$ 10,000,000
Forecast | Fourth Amendment | June 30, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			10,000,000
Forecast | Fourth Amendment | December 31, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			25,000,000
Forecast | Fourth Amendment | February through September
Subsequent Event [Line Items]
Available amount under line of credit			15,000,000
Forecast | Fourth Amendment | October through January
Subsequent Event [Line Items]
Available amount under line of credit															$ 10,000,000
Forecast | Revolving Credit Facility [Member] | Fourth Amendment
Subsequent Event [Line Items]
Maximum borrowing capacity			200,000,000
Forecast | Delay Draw Term Loan Facility [Member] | Fourth Amendment
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 38,100,000
Forecast | Nasdaq
Subsequent Event [Line Items]
Bid Price		$ 1,000
Forecast | Maximum [Member]
Subsequent Event [Line Items]
Estimated cash expenditures							7,000,000
Forecast | Minimum [Member]
Subsequent Event [Line Items]
Estimated cash expenditures							$ 6,000,000
Subsequent Event
Subsequent Event [Line Items]
Debt Instrument, Covenant Description			(i) waives certain existing events of default relating to the Company’s failure to comply with the financial covenants and financial reporting requirements set forth in the credit agreement for prior fiscal periods; (ii) reduces the aggregate revolving commitment and the aggregate delayed draw term loan commitment to $200,000,000 and $38,100,000, respectively; (iii) replaces the maximum debt to capitalization financial covenant with a minimum adjusted EBITDA financial covenant of not less than (1) $4,000,000 for the fiscal quarter ending September 30, 2023, (2) $17,000,000 for the two fiscal quarter period ending December 31, 2023, (3) $27,000,000 for the three fiscal quarter period ending March 31, 2024, (4) $34,000,000 for the four fiscal quarter period ending June 30, 2024, and (5) $35,000,000 for each four fiscal quarter period ending thereafter; (iv) adds a minimum liquidity covenant of $25,000,000 (or, for fiscal quarters ending in December, $15,000,000), which applies only for the fiscal quarters ending September 30, 2023 through and including December 31, 2024 (the “Covenant Modification Period”); (v) suspends the minimum fixed charge coverage ratio covenant for the fiscal quarters ending September 30, 2023 through and including June 30, 2024 and provides for a step-down of the minimum fixed charge coverage ratio to 1.00:1.00 for the remainder of the Covenant Modification Period; (vi) adds an equity cure right for the Company in the event of future breaches of the financial covenants; (vii) reduces revolver availability by (1) $15,000,000 during the months of February through September of each year and (2) $10,000,000 during the months of October through January of each year; (viii) suspends the exercise of incremental facilities during the Covenant Modification Period; (ix) restricts all permitted acquisitions during the term of the credit facilities, unless previously approved by the required Lenders; (x) increases in the applicable margin for all credit facilities to 3.00% for SOFR Loans and 2.00% for ABR Loans, which margins will step-up further if certain prepayments of the term loans are not made by certain dates prescribed in the Fourth Amendment; (xi) adds additional mandatory prepayments of (1) $10,000,000 by no later than March 31, 2024, (2) an additional $10,000,000 by no later than June 30, 2024 and (3) an additional $25,000,000 by no later than December 31, 2024; (xii) adds additional mandatory prepayments in the event that the Borrowers maintain a cash balance in excess of $20,000,000; (xiii) permits additional sales of certain real property with an aggregate appraised value of approximately $60,000,000, in addition to related personal property assets; and (xiv) adds certain additional reporting requirements to Agent and the Lenders.
Number of employees | Workforce				25
Percentage of workforce				4.00%
Estimated annualized cost savings				$ 6,000,000
Percentage of target bonus of base salary				80.00%
Weighted average period				4 years
Sponsorship payments				$ 20,000,000
Subsequent Event | Health Insurance Product Line
Subsequent Event [Line Items]
Share-Based Payment Arrangement, Expense				125,000
Subsequent Event | Board of Directors Chairman
Subsequent Event [Line Items]
Base salary				900,000
Bonas salary				$ 326,000
Subsequent Event | February through September
Subsequent Event [Line Items]
Available amount under line of credit			$ 15,000,000
Subsequent Event | Fourth Amendment
Subsequent Event [Line Items]
Minimum liquidity covenant			25,000,000
Line of credit facility covenant aggregate appraised value			60,000,000
Debt instrument, periodic payment			$ 20,000,000
Subsequent Event | Fourth Amendment | Secured Overnight Financing Rate (SOFR)
Subsequent Event [Line Items]
Debt instrument, interest rate			3.00%
Subsequent Event | Fourth Amendment | Alternate Base Rate [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate			2.00%
Subsequent Event | Fourth Amendment | March 31, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			$ 10,000,000
Subsequent Event | Fourth Amendment | June 30, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			10,000,000
Subsequent Event | Fourth Amendment | December 31, 2024
Subsequent Event [Line Items]
Debt instrument, periodic payment			25,000,000
Subsequent Event | Fourth Amendment | February through September
Subsequent Event [Line Items]
Available amount under line of credit			15,000,000
Subsequent Event | Fourth Amendment | October through January
Subsequent Event [Line Items]
Available amount under line of credit															$ 10,000,000
Subsequent Event | Restricted Stock Units
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares				1,000,000
Subsequent Event | Restricted Stock Units | Vesting Period Year One [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				$ 1.5
Subsequent Event | Restricted Stock Units | Vesting Period Year 2 [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				3
Subsequent Event | Restricted Stock Units | Vesting Period Year Three [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				4.5
Subsequent Event | Restricted Stock Units | Vesting Period Year Four [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				$ 6
Subsequent Event | Phantom Share Units (PSUs) [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares				2,000,000
Subsequent Event | Phantom Share Units (PSUs) [Member] | Vesting Period Year One [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				$ 2
Subsequent Event | Phantom Share Units (PSUs) [Member] | Vesting Period Year 2 [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				4
Subsequent Event | Phantom Share Units (PSUs) [Member] | Vesting Period Year Three [Member]
Subsequent Event [Line Items]
Weighted Average Exercise Price, Granted | $ / shares				$ 6
Subsequent Event | Revolving Credit Facility [Member] | Fourth Amendment
Subsequent Event [Line Items]
Maximum borrowing capacity			200,000,000
Subsequent Event | Delay Draw Term Loan Facility [Member] | Fourth Amendment
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 38,100,000
Subsequent Event | Nasdaq
Subsequent Event [Line Items]
Bid price per share | $ / shares																$ 1